Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 1,502,908	$ 230,331	¥ 1,180,597	¥ 798,561
Cost of revenues	(1,134,678)	(173,897)	(910,155)	(565,634)
Gross profit	368,230	56,434	270,442	232,927
Operating expenses:
Selling and marketing expenses	(142,734)	(21,875)	(208,550)	(135,014)
General and administrative expenses	(88,856)	(13,618)	(45,714)	(26,702)
Research and development expenses	(225,329)	(34,533)	(158,015)	(83,209)
Total operating expenses	(456,919)	(70,026)	(412,279)	(244,925)
Operating loss	(88,689)	(13,592)	(141,837)	(11,998)
Other income:
Interest income/(expenses), net	(1,796)	(275)	300	221
Foreign exchange (losses)/gains	(836)	(128)	1,178	(58)
Investment (losses)/income	1,241	190		(458)
Government grants	12,870	1,972	9,452	3,626
Others, net	(3,975)	(609)	(2,050)	(675)
Loss before income taxes	(81,185)	(12,442)	(132,957)	(9,342)
Income tax expense	(999)	(153)
Net loss	(82,184)	(12,595)	(132,957)	(9,342)
Accretions to preferred shares redemption value	(154,066)	(23,612)	(940,186)	(216,185)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders	(236,250)	(36,207)	(1,073,143)	(225,527)
Net loss	(82,184)	(12,595)	(132,957)	(9,342)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(6,338)	(971)	671	2,649
Total other comprehensive income/(loss)	(6,338)	(971)	671	2,649
Total comprehensive loss	(88,522)	(13,566)	(132,286)	(6,693)
Accretions to preferred shares redemption value	(154,066)	(23,612)	(940,186)	(216,185)
Comprehensive loss attributable to the Lizhi Inc.'s ordinary shareholders	¥ (242,588)	$ (37,178)	¥ (1,072,472)	¥ (222,878)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (0.27)	$ (0.04)	¥ (4.13)	¥ (0.87)
Diluted | (per share)	¥ (0.27)	$ (0.04)	¥ (4.13)	¥ (0.87)
Weighted average number of ordinary shares
Basic	883,202,412	883,202,412	260,000,000	260,000,000
Diluted	883,202,412	883,202,412	260,000,000	260,000,000
American Depository Shares [Member]
Net loss attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ (5.35)	$ (0.82)	¥ (82.55)	¥ (17.35)
Diluted | (per share)	¥ (5.35)	$ (0.82)	¥ (82.55)	¥ (17.35)
Weighted average number of ordinary shares
Basic	44,160,121	44,160,121	13,000,000	13,000,000
Diluted	44,160,121	44,160,121	13,000,000	13,000,000